Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 137,397	$ 113,773	$ 401,922	$ 361,568
Corporate costs	(21,321)	(18,303)	(65,000)	(59,178)
Depreciation and amortization	(67,074)	(66,088)	(197,046)	(199,096)
Share-based compensation	(4,938)	(13,542)	(23,061)	(45,248)
Restructuring and other costs	(835)	(6,443)	(4,165)	(60,636)
Impairment expense on goodwill and intangible assets	0	(4,036)	(275)	(1,886,223)
Other income, net	9,661	38,230	19,584	97,863
Loss on disposal of subsidiary and other assets, net	0	(699)	0	(1,359)
Interest expense, net	(38,421)	(34,631)	(112,639)	(89,013)
Income / (loss) before taxes	$ 14,469	$ 8,261	$ 19,320	$ (1,881,322)